Enterprise wide disclosure (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of disaggregated information

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021

Sewage treatment systems	$32,267,593	$26,552,481	$20,272,996
Sewage treatment services and others	1,942,326	2,296,881	3,283,824
Total revenues	$34,209,919	$28,849,362	$23,556,820

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021

Sewage treatment systems	$21,630,216	$17,170,669	$12,816,882
Sewage treatment services and others	1,194,817	1,425,538	2,245,608
Total cost of revenues	$22,825,033	$18,596,207	$15,062,490

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021

Sewage treatment systems	$10,637,377	$9,381,812	$7,456,114
Sewage treatment services and others	747,509	871,343	1,038,216
Total gross profit	$11,384,886	$10,253,155	$8,494,330